Portfolio of Investments February 28, 2026
NOM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 163.4% (97.9% of Total Investments)
X 41,558,908 MUNICIPAL BONDS - 163.4%  (97.9% of Total Investments) X –
CONSUMER STAPLES - 4.4% (2.7% of Total Investments)
$ 1,055,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200% 03/15/29 $ 1,127,430
TOTAL CONSUMER STAPLES 1,127,430
EDUCATION AND CIVIC ORGANIZATIONS - 13.6% (8.1% of Total Investments)
410,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A
5 .000 06/01/33 410,273
600,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 599,988
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .000 06/15/40 527,929
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 1,000,155
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 514,521
115,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 95,334
210,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A - AGM Insured
4 .000 10/01/39 211,884
100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 93,843
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,453,927
HEALTH CARE - 27.8% (16.6% of Total Investments)
210,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 210,176
400,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 407,596
300,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 300,393
340,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/41 363,858
250,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 243,615
750,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A, (UB)
4 .000 04/01/45 721,001
250,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/40 280,698
390,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2012
4 .000 11/15/42 380,403
550,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 521,351
650,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 664,535
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 1,076,330
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 872,741
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 322,640
125,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 106,492
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 590,700
TOTAL HEALTH CARE 7,062,529

Portfolio of Investments February 28, 2026
(continued)
NOM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 3.1% (1.9% of Total Investments)
$ 750,000 (b) Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .700% 11/01/56 $ 752,952
40,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 40,088
TOTAL HOUSING/SINGLE FAMILY 793,040
LONG-TERM CARE - 10.5% (6.3% of Total Investments)
100,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 100,708
400,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/36 400,401
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 500,026
100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 86,759
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .000 02/01/42 262,669
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 352,599
200,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 200,239
250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 250,127
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 430,477
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 99,996
TOTAL LONG-TERM CARE 2,684,001
TAX OBLIGATION/GENERAL - 23.4% (14.1% of Total Investments)
515,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 543,876
340,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 343,441
500,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/43 562,643
500,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 551,358
225,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 239,697
300,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/35 307,083
500,000 Lebanon School District R3, LaClede County, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 506,459
425,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 401,961
335,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 377,527
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/50 502,870
1,000,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 1,088,607
500,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 537,136
TOTAL TAX OBLIGATION/GENERAL 5,962,658

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 37.8% (22.6% of Total Investments)
$ 1,500,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000% 10/01/36 $ 1,543,406
760,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 715,674
95,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 95,051
262,451 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 55,115
250,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 250,084
200,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 200,112
300,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 301,147
75,000 (c) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 74,998
325,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 325,516
400,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .000 09/01/45 383,718
500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .500 04/01/50 540,568
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 100,953
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 99,964
250,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 260,800
245,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of Branson - Branson Landing Project,
Series 2015A
4 .000 06/01/34 245,155
255,000 (c) Missouri Development Finance Board, Tax Increment and Special
District Revenue Bonds, Lakeport Village Project, Series 2025A
6 .750 06/15/55 252,653
155,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 162,634
97,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 25,522
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 487,561
742,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 728,294
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 200,414
50,000 (c) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 43,264
250,000 (c) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 249,872
500,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 500,210
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 1,023,083
125,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 125,604

Portfolio of Investments February 28, 2026
(continued)
NOM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 50,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500% 06/01/36 $ 50,074
195,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 201,979
320,000 Wentzville, Missouri, Certificates of Participation, Series 2023 5 .000 03/01/37 361,052
TOTAL TAX OBLIGATION/LIMITED 9,604,477
TRANSPORTATION - 17.0% (10.2% of Total Investments)
450,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 460,428
1,500,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 1,521,577
1,265,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,276,979
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 1,057,624
TOTAL TRANSPORTATION 4,316,608
UTILITIES - 25.8% (15.4% of Total Investments)
500,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 479,667
500,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5 .000 12/01/45 540,805
500,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 526,536
1,000,000 (b) Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/41 1,149,897
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/51 1,040,532
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 500,263
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 507,266
250,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 250,561
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 525,548
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
4 .000 12/01/44 496,442
300,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/48 315,943
260,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 220,778
TOTAL UTILITIES 6,554,238
TOTAL MUNICIPAL BONDS
(Cost $41,432,482) 41,558,908
TOTAL LONG-TERM INVESTMENTS
(Cost $41,432,482) 41,558,908

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5% (2.1% of Total Investments)
X 900,000 MUNICIPAL BONDS - 3.5%  (2.1% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 3.5% (2.1% of Total Investments)
$ 900,000 (e) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
1 .900% 03/01/40 $ 900,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 900,000
TOTAL MUNICIPAL BONDS
(Cost $900,000) 900,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $900,000) 900,000
TOTAL INVESTMENTS - 166.9%
(Cost $42,332,482) 42,458,908
FLOATING RATE OBLIGATIONS - (2.4)%   (600,000)
MFP SHARES, NET - (66.2)% (f) (16,835,306)
OTHER ASSETS & LIABILITIES, NET - 1.7% 412,933
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 25,436,535
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,599,830 or 3.8% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(f) MFP Shares, Net as a percentage of Total Investments is 39.7%.

Portfolio of Investments February 28, 2026
(continued)
NOM

NOM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 41,558,908 $ – $ 41,558,908
Short-Term Investments:
Municipal Bonds – 900,000 – 900,000
Total $ – $ 42,458,908 $ – $ 42,458,908